CHANGES IN ACCOUNTING POLICIES - Disclosure of consolidated statement of cash flows (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss and comprehensive loss for the year	$ (59,268,859)	$ (19,825,314)
Adjustments for:
Depreciation	281,117	58,733
Impairment		292,336
Share-based compensation	6,133,632	2,981,855
Accounts payable and accrued liabilities	3,073,632	471,876
Net cash used in operating activities	(54,226,270)	(19,036,358)
Cash flows from investing activities
Exploration and evaluation assets	692,591	3,303,260
Net cash used in investing activities	(564,353)	(3,249,554)
Change in cash and cash equivalents, during the year	$ 66,370,051	33,897,418
As previously reported [Member]
Cash flows from operating activities
Loss and comprehensive loss for the year		(5,771,550)
Adjustments for:
Depreciation		3,971
Impairment		642,283
Share-based compensation		2,544,834
Accounts payable and accrued liabilities		266,882
Net cash used in operating activities		(5,329,424)
Cash flows from investing activities
Exploration and evaluation assets		(17,010,194)
Net cash used in investing activities		(16,956,488)
Change in cash and cash equivalents, during the year		33,897,418
Effect of change in accounting policy [Member]
Cash flows from operating activities
Loss and comprehensive loss for the year		(14,053,764)
Adjustments for:
Depreciation		54,762
Impairment		(349,947)
Share-based compensation		437,021
Accounts payable and accrued liabilities		204,994
Net cash used in operating activities		(13,706,934)
Cash flows from investing activities
Exploration and evaluation assets		13,706,934
Net cash used in investing activities		13,706,934
Change in cash and cash equivalents, during the year		$ 0